UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                    ----------

                        The Gabelli Blue Chip Value Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007


TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The Gabelli Blue Chip Value Fund (the "Fund") gained 6.2%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Large-Cap Value Fund Average were both up 6.3%. For the six month period ended June 30, 2007, the Fund was up 7.5% versus a gain of 7.0% for the S&P 500 Index and a rise of 7.2% for the Lipper Large-Cap Value Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                               Since
                                                                   Year to                                   Inception
                                                        Quarter     Date      1 Year      3 Year    5 Year   (8/26/99)
----------------------------------------------------------------------------------------------------------------------

  GABELLI BLUE CHIP VALUE FUND CLASS AAA..............   6.22%      7.52%     19.95%      13.18%    16.15%    7.16%

  S&P 500 Index.......................................   6.27       6.96      20.57       11.67     10.70     2.92
  Lipper Large-Cap Value Average......................   6.25       7.15      20.81       13.38     11.33     6.23
  Class A.............................................   6.28       7.50      19.88       13.25     16.22     7.20
                                                         0.17(b)    1.32(b)   12.99(b)    11.04(b)  14.85(b)  6.40(b)
  Class B.............................................   6.06       7.08      19.02       12.41     15.59     6.83
                                                         1.06(c)    2.08(c)   14.02(c)    11.61(c)  15.37(c)  6.67
  Class C.............................................   6.06       7.08      19.04       12.38     15.58     6.82
                                                         5.06(d)    6.08(d)   18.04(d)    12.38     15.58     6.82
  Class I.............................................   6.34       7.64      20.25       13.49     16.35     7.27

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, C, AND I SHARES IS 1.82%, 1.82%, 2.57%, 2.57%, AND 1.57%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE-CAP VALUE AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning        Ending      Annualized    Expenses
                Account Value   Account Value    Expense     Paid During
                   01/01/07        06/30/07       Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,075.20       1.87%         $ 9.67
Class A            $1,000.00      $1,075.00       1.87%         $ 9.67
Class B            $1,000.00      $1,070.80       2.63%         $13.58
Class C            $1,000.00      $1,070.80       2.63%         $13.58
Class I            $1,000.00      $1,076.40       1.61%         $ 8.33

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,015.61       1.87%         $ 9.40
Class A            $1,000.00      $1,015.61       1.87%         $ 9.40
Class B            $1,000.00      $1,011.82       2.63%         $13.19
Class C            $1,000.00      $1,011.82       2.63%         $13.19
Class I            $1,000.00      $1,016.90       1.61%         $ 8.10

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

GABELLI BLUE CHIP VALUE FUND

Energy .......................................   13.6%
Financial Services ...........................   13.5%
Health Care ..................................   11.4%
U.S. Government Obligations ..................    8.2%
Electronics ..................................    7.2%
Banking ......................................    6.1%
Insurance ....................................    5.8%
Diversified Industrial .......................    5.6%
Telecommunications ...........................    3.7%
Specialty Chemicals ..........................    3.4%
Metals and Mining ............................    3.4%
Paper and Forest Products ....................    2.6%
Publishing....................................    2.6%
Business Services ............................    2.4%
Entertainment ................................    2.4%
Computer Software and Services ...............    2.1%
Retail .......................................    1.6%
Aerospace ....................................    1.0%
Environmental Services .......................    0.9%
Food and Beverage ............................    0.9%
Computer Hardware ............................    0.9%
Transportation ...............................    0.6%
Machinery ....................................    0.3%
Other Assets and Liabilities (Net) ...........   (0.2)%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
      SHARES                                            COST            VALUE
      ------                                            ----           ------

              COMMON STOCKS -- 92.0%
              AEROSPACE -- 1.0%
       4,000  Boeing Co. ........................... $   297,515    $   384,640
                                                     -----------    -----------
              BANKING -- 6.1%
      14,000  Bank of America Corp. ................     606,360        684,460
      16,000  Citigroup Inc. .......................     746,025        820,640
      15,600  JPMorgan Chase & Co. .................     541,504        755,820
                                                     -----------    -----------
                                                       1,893,889      2,260,920
                                                     -----------    -----------
              BUSINESS SERVICES -- 2.4%
      22,000  Deluxe Corp. .........................     469,608        893,420
                                                     -----------    -----------
              COMPUTER HARDWARE -- 0.9%
       3,000  International Business
                Machines Corp. .....................     318,310        315,750
                                                     -----------    -----------
              COMPUTER SOFTWARE AND SERVICES -- 2.1%
      27,000  Microsoft Corp. ......................     741,272        795,690
                                                     -----------    -----------
              DIVERSIFIED INDUSTRIAL -- 5.6%
      34,000  General Electric Co. .................   1,119,717      1,301,520
      14,000  Honeywell International Inc. .........     393,789        787,920
                                                     -----------    -----------
                                                       1,513,506      2,089,440
                                                     -----------    -----------
              ELECTRONICS -- 7.2%
      39,000  Applied Materials Inc. ...............     626,515        774,930
      35,000  Intel Corp. ..........................     767,515        831,600
      28,300  Texas Instruments Inc. ...............     586,771      1,064,929
                                                     -----------    -----------
                                                       1,980,801      2,671,459
                                                     -----------    -----------
              ENERGY -- 13.6%
      12,500  Chesapeake Energy Corp. ..............     359,843        432,500
       7,000  Chevron Corp. ........................     416,505        589,680
      10,050  ConocoPhillips .......................     346,008        788,925
      20,800  El Paso Corp. ........................     235,009        358,384
       9,000  Exxon Mobil Corp. ....................     392,230        754,920
      30,000  Halliburton Co. ......................     693,097      1,035,000
       9,000  Nabors Industries Ltd.+ ..............     278,300        300,420
       2,000  Noble Corp. ..........................     128,659        195,040
      11,000  Weatherford International Ltd.+ ......     487,064        607,640
                                                     -----------    -----------
                                                       3,336,715      5,062,509
                                                     -----------    -----------
              ENTERTAINMENT -- 2.4%
      42,000  Time Warner Inc. .....................     665,227        883,680
                                                     -----------    -----------
              ENVIRONMENTAL SERVICES -- 0.9%
      25,000  Allied Waste Industries Inc.+ ........     337,707        336,500
                                                     -----------    -----------
              FINANCIAL SERVICES -- 13.5%
       6,000  AllianceBernstein Holding LP .........     397,441        522,540
       7,200  American Express Co. .................     294,171        440,496
       8,600  Capital One Financial Corp. ..........     672,878        674,584
       8,700  Fannie Mae ...........................     550,530        568,371
      18,000  H&R Block Inc. .......................     397,012        420,660

                                                                       MARKET
      SHARES                                            COST            VALUE
      ------                                            ----           ------

       5,000  Merrill Lynch & Co. Inc. ............. $   266,079    $   417,900
       3,900  State Street Corp. ...................     183,190        266,760
       8,000  Wachovia Corp. .......................     442,920        410,000
      18,000  Wells Fargo & Co. ....................     559,848        633,060
       8,500  Zions Bancorporation .................     625,021        653,735
                                                     -----------    -----------
                                                       4,389,090      5,008,106
                                                     -----------    -----------
              FOOD AND BEVERAGE -- 0.9%
       9,000  Kraft Foods Inc., Cl. A ..............     278,160        317,250
                                                     -----------    -----------
              HEALTH CARE -- 11.4%
       9,000  Aetna Inc. ...........................     392,511        444,600
      10,000  Amgen Inc.+ ..........................     639,399        552,900
      12,000  Barr Pharmaceuticals Inc.+ ...........     600,935        602,760
       5,000  Genentech Inc.+ ......................     377,831        378,300
       3,000  Johnson & Johnson ....................     188,352        184,860
      22,100  Pfizer Inc. ..........................     578,925        565,097
       6,700  Sanofi-Aventis, ADR ..................     284,924        269,809
      10,000  Teva Pharmaceutical
                Industries Ltd., ADR ...............     354,413        412,500
      14,600  Wyeth ................................     649,625        837,164
                                                     -----------    -----------
                                                       4,066,915      4,247,990
                                                     -----------    -----------
              INSURANCE -- 5.8%
       7,000  AFLAC Inc. ...........................     375,326        359,800
      10,000  American International
                Group Inc. .........................     537,569        700,300
       7,500  CIGNA Corp. ..........................     406,572        391,650
       3,000  Hartford Financial Services
                Group Inc. .........................     165,309        295,530
       7,561  The Travelers Companies Inc. .........     267,723        404,513
                                                     -----------    -----------
                                                       1,752,499      2,151,793
                                                     -----------    -----------
              MACHINERY -- 0.3%
       1,000  Deere & Co. ..........................     112,840        120,740
                                                     -----------    -----------
              METALS AND MINING -- 3.4%
      20,000  Alcoa Inc. ...........................     558,481        810,600
       9,000  Peabody Energy Corp. .................     485,240        435,420
                                                     -----------    -----------
                                                       1,043,721      1,246,020
                                                     -----------    -----------
              PAPER AND FOREST PRODUCTS -- 2.6%
      25,000  International Paper Co. ..............     831,136        976,250
                                                     -----------    -----------
              PUBLISHING -- 2.6%
      42,000  News Corp., Cl. B ....................     745,077        963,480
                                                     -----------    -----------
              RETAIL -- 1.6%
       4,000  Best Buy Co. Inc. ....................     193,110        186,680
      10,000  The Home Depot Inc. ..................     409,261        393,500
                                                     -----------    -----------
                                                         602,371        580,180
                                                     -----------    -----------
              SPECIALTY CHEMICALS -- 3.4%
      25,000  E.I. du Pont de Nemours & Co. ........   1,102,679      1,271,000
                                                     -----------    -----------

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
      SHARES                                            COST            VALUE
      ------                                            ----           ------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 3.7%
      25,000  Clearwire Corp., Cl. A+ .............. $   477,330    $   610,750
      18,200  Verizon Communications Inc. ..........     570,395        749,294
                                                     -----------    -----------
                                                       1,047,725      1,360,044
                                                     -----------    -----------
              TRANSPORTATION -- 0.6%
       8,000  AMR Corp.+ ...........................     185,895        210,800
                                                     -----------    -----------
              TOTAL COMMON STOCKS ..................  27,712,658     34,147,661
                                                     -----------    -----------
    PRINCIPAL
     AMOUNT
    --------
              U.S. GOVERNMENT OBLIGATIONS -- 8.2%
  $3,056,000    U.S. Treasury Bills,
                4.526% to 4.760%++,
                08/09/07 to 09/27/07 ...............   3,031,005      3,030,911
                                                     -----------    -----------
              TOTAL
                INVESTMENTS -- 100.2% .............. $30,743,663     37,178,572
                                                     ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)% .......      (64,068)
                                                                    -----------
              NET ASSETS -- 100.0% ...............................  $37,114,504
                                                                    ===========
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $30,743,663)                    $37,178,572
  Cash.....................................................           375
  Receivable for Fund shares sold..........................         3,304
  Dividends receivable.....................................        37,965
  Prepaid expense..........................................         1,602
                                                              -----------
  TOTAL ASSETS.............................................    37,221,818
                                                              -----------
LIABILITIES:
  Payable for Fund shares redeemed.........................        15,539
  Payable for investment advisory fees.....................        31,994
  Payable for distribution fees............................         8,049
  Payable for legal and audit fees.........................        23,995
  Payable for shareholder
    communications expenses................................        17,529
  Other accrued expenses...................................        10,208
                                                              -----------
  TOTAL LIABILITIES........................................       107,314
                                                              -----------
  NET ASSETS applicable to 2,337,125
    shares outstanding.....................................   $37,114,504
                                                              ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value..........   $30,938,646
  Accumulated net investment income........................        71,941
  Accumulated net realized loss on investments.............      (330,992)
  Net unrealized appreciation on investments ..............     6,434,909
                                                              -----------
  NET ASSETS...............................................   $37,114,504
                                                              ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($36,933,583 / 2,325,645 shares
    outstanding; unlimited number of
    shares authorized).....................................        $15.88
                                                                   ======
  CLASS A:
  Net Asset Value and redemption price per
    share ($99,857 / 6,277 shares outstanding;
    unlimited number of shares authorized).................        $15.91
                                                                   ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ................................        $16.88
                                                                   ======
  CLASS B:
  Net Asset Value and offering price per share
    ($10,309 / 661.5 shares outstanding;
    unlimited number of shares authorized).................        $15.58(a)
                                                                   ======
  CLASS C:
  Net Asset Value and offering price per share
    ($69,293 / 4,450 shares outstanding;
    unlimited number of shares authorized).................        $15.57(a)
                                                                   ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,462 / 91.75 shares outstanding;
    unlimited number of shares authorized) .................       $15.93
                                                                   ======
-------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,179) ..............    $  336,237
  Interest.................................................        56,145
                                                               ----------
  TOTAL INVESTMENT INCOME..................................       392,382
                                                               ----------
EXPENSES:
  Investment advisory fees.................................       186,987
  Distribution fees - Class AAA............................        46,586
  Distribution fees - Class A..............................           116
  Distribution fees - Class B..............................            50
  Distribution fees - Class C..............................           121
  Shareholder communications expenses......................        34,551
  Shareholder services fees................................        22,922
  Registration expenses ...................................        17,224
  Legal and audit fees.....................................        15,121
  Trustees' fees...........................................        11,500
  Custodian fees...........................................         5,524
  Interest expense.........................................           421
  Miscellaneous expenses...................................         8,658
                                                               ----------
  NET EXPENSES.............................................       349,781
                                                               ----------
  NET INVESTMENT INCOME....................................        42,601
                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments.........................     2,737,252
  Net change in unrealized appreciation/
    depreciation on investments............................       (75,202)
                                                               ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ........................................     2,662,050
                                                               ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................    $2,704,651
                                                               ==========

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2007        YEAR ENDED
                                                                                  (UNAUDITED)      DECEMBER 31, 2006
                                                                               ----------------    ------------------
OPERATIONS:
  Net investment income......................................................    $    42,601          $    84,728
  Net realized gain on investments...........................................      2,737,252            4,941,373
  Net change in unrealized appreciation/depreciation on investments..........        (75,202)             835,826
                                                                                 -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  .....................      2,704,651            5,861,927
                                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................             --              (86,851)
    Class A .................................................................             --                 (256)
    Class I .................................................................             --                   (6)
                                                                                 -----------          -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................             --              (87,113)
                                                                                 -----------          -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ...............................................................     (2,516,977)          (5,672,342)
    Class A .................................................................          5,000               35,483
    Class B .................................................................             --                7,304
    Class C .................................................................         63,500               (1,838)
    Class I .................................................................             --                    6
                                                                                 -----------          -----------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS      (2,448,477)          (5,631,387)
                                                                                 -----------          -----------
  REDEMPTION FEES ...........................................................            103                1,508
                                                                                 -----------          -----------
  NET INCREASE IN NET ASSETS ................................................        256,277              144,935

NET ASSETS:
  Beginning of period........................................................     36,858,227           36,713,292
                                                                                 -----------          -----------
  End of period (including undistributed net investment income of
    $71,941 and $29,340, respectively).......................................    $37,114,504          $36,858,227
                                                                                 ===========          ===========

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions of $87,113 paid during the fiscal year ended December 31, 2006 was ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $2,888,786, which are available to reduce future required distributions of net capital gains to shareholders through 2010.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2007:

                                                        GROSS              GROSS
                                                     UNREALIZED         UNREALIZED       NET UNREALIZED
                                        COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                        ----        ------------       ------------      --------------
        Investments...............  $30,926,399      $6,693,087          $(440,914)        $6,252,173

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. There have been no expense reimbursements by the Adviser in fiscal years ended December 31, 2005, 2006, or during the six months ended June 30, 2007.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $7,738,718 and $12,589,634, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $14,600 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended June 30, 2007.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000 and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $103 and $1,508, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2007                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2006
                                                       --------------------------        -------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                       --------       -----------        --------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                       --------------------------        -------------------------
Shares sold........................................     101,996       $ 1,549,639         314,516     $  4,249,514
Shares issued upon reinvestment of distributions...          --                --           5,643           83,963
Shares redeemed...................................     (263,916)       (4,066,616)       (741,752)     (10,005,819)
                                                       --------       -----------        --------     ------------
  Net decrease.....................................    (161,920)      $(2,516,977)       (421,593)    $ (5,672,342)
                                                       ========       ===========        ========     ============
                                                                 CLASS A                          CLASS A
                                                       --------------------------        -------------------------
Shares sold........................................         318       $     5,000           2,602     $     35,248
Shares issued upon reinvestment of distributions..           --                --              16              235
                                                       --------       -----------        --------     ------------
  Net increase.....................................         318       $     5,000           2,618     $     35,483
                                                       ========       ===========        ========     ============
                                                                 CLASS B                          CLASS B
                                                       --------------------------        -------------------------
Shares sold........................................          --                --             567     $ $    7,304
                                                       --------       -----------        --------     ------------
  Net increase.....................................          --                --             567     $      7,304
                                                       ========       ===========        ========     ============
                                                                 CLASS C                          CLASS C
                                                       --------------------------        -------------------------
Shares sold........................................       4,076       $    63,500             151     $      2,000
Shares redeemed...................................           --                --            (271)          (3,838)
                                                       --------       -----------        --------     ------------
  Net increase (decrease)..........................       4,076       $    63,500            (120)    $     (1,838)
                                                       ========       ===========        ========     ============
                                                                 CLASS I                          CLASS I
                                                       --------------------------        -------------------------
Shares sold.......................................           --                --               0*    $          6
                                                       --------       -----------        --------     ------------
   Net increase....................................          --                --               0*    $          6
                                                       ========       ===========        ========     ============

-------------------
* Shares rounded to less than 1.0 share.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                               INCOME
                                        FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
                            --------------------------------------------    ----------------------------
                                                 Net
              Net Asset         Net         Realized and        Total
   Period       Value,      Investment       Unrealized         from           Net
    Ended     Beginning       Income       Gain/(Loss) on     Investment    Investment         Total
December 31   of Period      (Loss)(a)       Investments      Operations      Income       Distributions
-----------  ----------     ----------     --------------     ----------    ----------     -------------
Class AAA
  2007(c)      $14.77        $ 0.02           $ 1.09           $ 1.11            --              --
  2006          12.60          0.03             2.18             2.21        $(0.04)         $(0.04)
  2005          11.81         (0.01)            0.80             0.79            --              --
  2004          10.54          0.03             1.27             1.30         (0.03)          (0.03)
  2003           7.32         (0.01)            3.23             3.22            --              --
  2002          10.71         (0.03)           (3.36)           (3.39)           --              --
Class A(f)
  2007(c)      $14.80        $ 0.02           $ 1.09           $ 1.11            --              --
  2006          12.63          0.04             2.17             2.21        $(0.04)         $(0.04)
  2005          11.82         (0.01)            0.82             0.81            --              --
  2004          10.54          0.04             1.28             1.32         (0.04)          (0.04)
Class B(f)
  2007(c)      $14.55        $(0.04)          $ 1.07           $ 1.03            --              --
  2006          12.47         (0.07)            2.15             2.08            --              --
  2005          11.76         (0.09)            0.80             0.71            --              --
  2004          10.54         (0.04)            1.26             1.22            --              --
Class C(f)
  2007(c)      $14.54        $(0.03)          $ 1.06           $ 1.03            --              --
  2006          12.47         (0.06)            2.13             2.07            --              --
  2005          11.76         (0.09)            0.80             0.71            --              --
  2004          10.54         (0.08)            1.30             1.22            --              --
Class I
  2007(c)      $14.80        $ 0.04           $ 1.09           $ 1.13            --              --
  2006          12.63          0.06             2.18             2.24        $(0.07)         $(0.07)
  2005          11.79          0.03             0.81             0.84            --              --
  2004(g)       11.01          0.05             0.80             0.85         (0.07)          (0.07)


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    ------------------------------------------------------

                           Net Asset                Net Assets        Net
   Period                    Value,                   End of       Investment                   Portfolio
    Ended     Redemption     End of       Total       Period         Income       Operating      Turnover
December 31     Fees(a)      Period      Return+    (in 000's)       (Loss)       Expenses(b)      Rate
-----------   ----------     ------      -------    ----------     ----------    ------------    --------
Class AAA
  2007(c)      $0.00(d)     $15.88         7.5%       $36,934         0.23%(e)       1.87%(e)       22%
  2006          0.00(d)      14.77        17.5         36,754         0.23           1.82           44
  2005          0.00(d)      12.60         6.7         36,663        (0.08)          1.89           37
  2004          0.00(d)      11.81        12.4         38,448         0.25           1.89           26
  2003            --         10.54        44.0         48,503        (0.12)          1.86          140
  2002            --          7.32       (31.7)        23,912        (0.40)          1.94           94
Class A(f)
  2007(c)      $0.00(d)     $15.91         7.5%        $  100         0.23%(e)       1.87%(e)       22%
  2006          0.00(d)      14.80        17.5             88         0.27           1.82           44
  2005          0.00(d)      12.63         6.9             42        (0.07)          1.89           37
  2004          0.00(d)      11.82        12.5              1         0.38           1.89           26
Class B(f)
  2007(c)      $0.00(d)     $15.58         7.1%        $   10        (0.52)%(e)      2.63%(e)       22%
  2006          0.00(d)      14.55        16.7             10        (0.53)          2.57           44
  2005          0.00(d)      12.47         6.0              1        (0.71)          2.64           37
  2004          0.00(d)      11.76        11.6              1        (0.38)          2.64           26
Class C(f)
  2007(c)      $0.00(d)     $15.57         7.1%        $   69        (0.38)%(e)      2.63%(e)       22%
  2006          0.00(d)      14.54        16.6              5        (0.48)          2.57           44
  2005          0.00(d)      12.47         6.0              6        (0.72)          2.64           37
  2004          0.00(d)      11.76        11.6              1        (0.71)          2.64           26
Class I
  2007(c)      $0.00(d)     $15.93         7.6%        $    2         0.48%(e)       1.61%(e)       22%
  2006          0.00(d)      14.80        17.7              1         0.46           1.57           44
  2005          0.00(d)      12.63         7.1              1         0.28           1.64           37
  2004(g)       0.00(d)      11.79         7.7              1         0.81(e)        1.59(e)        26

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)  Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2006 and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, respectively, 1.81% and 1.87% (Class AAA and Class A), 2.56% and 2.62% (Class B and Class
     C), and 1.56% and 1.62% (Class I). Interest expense during six months ended June 30, 2007 and the fiscal year ended December 31, 2005 was immaterial.
(c)  For the period ended June 30, 2007, unaudited.
(d)  Amount represents less than $0.005 per share.
(e)  Annualized.
(f) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(g)  From the commencement of offering Class I Shares on June 30, 2004.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 15, 2007, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's performance was within or near the top third of its peer groups in medium, and longer-term performance, but within or below the median of its peer groups in short-term performance.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within these groups. The Independent Board Members also noted that the advisory fee waiver structure was the same as that in effect for most of the Gabelli funds under $50 million. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent medium and longer-term performance record. The Independent Board Members also concluded that the Fund's expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.




                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                           Mary E. Hauck
CHAIRMAN AND CHIEF                              FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                               GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                           MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                          Bruce N. Alpert
PORTFOLIO MANAGER                               PRESIDENT

James E. McKee                                  Agnes Mullady
SECRETARY                                       TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q207SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH




                                                          THE
                                                          GABELLI
                                                          BLUE CHIP
                                                          VALUE
                                                          FUND





                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.